Note 15 - Shareholders' Equity	12 Months Ended
Oct. 31, 2024
Notes to Financial Statements
Equity [Text Block]
(15)	Shareholders’ Equity

Stockholder Protection Rights Agreement

On October 28, 2011, the Board of Directors of the Company adopted a Stockholder Protection Rights Agreement (the “Rights Agreement”) and declared a dividend of one preferred share purchase right for each outstanding share of common stock. These purchase rights and the related Rights Agreement were set to expire on November 2, 2021. On November 2, 2021, the Board of Directors of the Company amended and restated the Rights Agreement (the “Amended Rights Agreement”) to amend and restate the Rights Agreement to continue the dividend of one preferred share purchase right (a “Right”) for each outstanding share of Common Stock, no par value, of the Company (“Common Shares”), held of record at the close of business on November 2, 2021, or issued thereafter. Except to extend the Amended Rights Agreement to November 2, 2031, no other material changes were made to the Rights Agreement by the Amended Rights Agreement.

Under the terms of the Amended Rights Agreement, if a person or group who is deemed an Acquiring Person as defined in the Amended Rights Agreement acquires 15% (or other applicable percentage, as provided in the Amended Rights Agreement) or more of the outstanding common stock, each Right will entitle its holder (other than such person or members of such group) to purchase, at the Right’s then current exercise price, a number of shares of common stock having a market value of twice such price. In addition, if the Company is acquired in a merger or other business transaction after a person or group who is deemed an Acquiring Person has acquired such percentage of the outstanding common stock, each Right will entitle its holder (other than such person or members of such group) to purchase, at the Right’s then current exercise price, a number of the acquiring company’s common shares having a market value of twice such price.

Upon the occurrence of certain events, each Right will entitle its holder to purchase from the Company one one‑thousandth of a Series A Participating Preferred Share (“Preferred Share”), no par value, at an exercise price of $25, subject to adjustment. Each Preferred Share will entitle its holder to 1,000 votes and will have an aggregate dividend rate of 1,000 times the amount, if any, paid to holders of common stock. The Rights will expire on November 2, 2031, unless the Rights are earlier redeemed or exchanged by the Company for $0.0001 per Right. The adoption of the Rights Agreement and the Amended Rights Agreement has no impact on the financial position or results of operations of the Company.

The Company has reserved 100,000 shares of its authorized preferred stock for issuance upon exercise of the Rights.